Property, Plant and Equipment - Schedule of Property Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 12,369,000		$ 11,874,843	$ 9,841,407
Depreciation expense	45,000	$ 1,000	76,800	1,900	$ 1,000
Property, plant and equipment, reduction for testing costs recovered	124,000	$ 14,000	201,000
LNG terminal costs [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	(121,000)		(75,662)	(789)
Property, plant and equipment, net	12,364,000		11,869,694	9,836,740
LNG terminal [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,696,000		5,270,039	42,220
LNG terminal construction-in-process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,789,000		6,675,317	9,795,309
Fixed assets [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,000		9,000
Accumulated depreciation	(5,000)		(4,520)	(2,403)
Property, plant and equipment, net	$ 5,000		5,149	4,667
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			1,446	1,154
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			4,373	3,782
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			405	339
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			2,731	1,405
Other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			$ 714	$ 390